BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2023
schedule of audited consolidated financial statements
Subsidiary	Ownership Interest	Jurisdiction	Nature of Operations
Oniva Silver and Gold Mines S.A. de C.V.	100%	Mexico	Mexican operations and administration

Nueva Vizcaya Mining, S.A. de C.V.	100%	Mexico	Mexican administration

Promotora Avino, S.A. de C.V. (“Promotora”)	79.09%	Mexico	Holding company

Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)	98.45% direct 1.22% indirect (Promotora) 99.67% effective	Mexico	Mining and exploration

La Luna Silver & Gold Mines Ltd.	100%	Canada	Holding company

La Preciosa Silver & Gold Mines Ltd.	100%	Canada	Holding company

Proyectos Mineros La Preciosa S.A. de C.V.	100%	Mexico	Mining and exploration

Cervantes LLP	100%	U.S.	Holding company